Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables

Note 10 – Accrued Expenses and Other Payables

Accrued expenses and other payables as of June 30, 2025 and December 31, 2024 consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Accrued expenses	$1,462,492	$1,220,901
Other payables	$649,249	$624,251
Total accrued expenses and other payables	$2,111,741	$1,845,152

All short term payables are measured at undiscounted amounts because the effect of discounting is immaterial. The accrued expenses included an amount of $953,859 and $761,129 pertaining to directors’ remuneration as of June 30, 2025 and December 31, 2024, respectively.